Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS [Abstract]
Loans' outstanding amounts
Navios Holdings borrowings	December 31, 2020	December 31, 2019
Loan Facility HCOB ($15,300)	9,945	11,475
Loan Facility Credit Agricole ($23,000)	11,100	12,600
Loan Facility Credit Agricole ($23,000)	11,400	12,900
Loan Facility DVB Bank SE ($72,000)	4,504	41,073
Loan Facility DVB Bank SE ($40,000)	—	5,556
Loan Facility Alpha Bank ($31,000)	20,200	22,000
Loan Facility Alpha Bank ($16,125)	12,925	14,025
Sale and Leaseback Agreements	62,934	—
2022 Senior Secured Notes	305,000	305,000
2022 Notes	476,822	497,604
2024 Notes	8,626	8,626
NSM Loan (including accrued interest of $526 and $2,163, respectively)	78,901	130,538
$50.0 million NSM Loan (including accrued interest of $326 and $0, respectively)	50,326	—
Total Navios Holdings borrowings	$1,052,683	$1,061,397

Navios Logistics borrowings	December 31, 2020	December 31, 2019
2022 Logistics Senior Notes	$—	$375,000
2025 Logistics Senior Notes	500,000	—
Navios Logistics Notes Payable	17,842	22,469
Navios Logistics BBVA Loan Facility	—	14,275
Navios Logistics New BBVA Loan Facility	22,000	—
Navios Logistics Alpha Bank Loan	9,100	10,500
Navios Logistics Term Loan B Facility	—	98,000
Seller’s Credit Agreement for the construction of six liquid barges	11,047	—
Other long-term loans	46	115
Total Navios Logistics borrowings	$560,035	$520,359

Total	December 31, 2020	December 31, 2019
Total borrowings	$1,612,718	$1,581,756
Less: current portion, net	(374,191)	(50,110)
Less: deferred finance costs and discount, net	(28,289)	(18,509)
Total long-term borrowings	$1,210,238	$1,513,137

Principal payments
Year
2021(including total accrued interest of $852 of NSM Loan & $50.0 million NSM Loan)	$380,308
2022	592,231
2023	50,346
2024	46,683
2025	507,925
2026 and thereafter	35,225
Total	$1,612,718